Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information
Cash paid for interest	$ 16,527	$ 7,858	$ 858
Cash paid for income taxes	7
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$ 205,105	$ 90,472	$ 8,253